GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios
Class B Shares of the
Goldman Sachs Balanced Strategy Portfolio
Goldman Sachs Growth and Income Strategy Portfolio
Goldman Sachs Growth Strategy Portfolio
Goldman Sachs Equity Growth Strategy Portfolio
(collectively, the “Funds”)
Supplement dated August 18, 2009 to the
Prospectus dated April 30, 2009 (the “Prospectus”)

Goldman Sachs Select Satellite Funds
Class B Shares of the
Goldman Sachs Real Estate Securities Fund
(collectively, the “Funds”)
Supplement dated August 18, 2009 to the
Prospectus dated April 30, 2009 (the “Prospectus”)

Goldman Sachs Structured Tax-Advantaged Equity Funds
Class B Shares of the
Goldman Sachs Structured Tax-Managed Equity Fund
(collectively, the “Funds”)
Supplement dated August 18, 2009 to the
Prospectus dated April 30, 2009 (the “Prospectus”)

Goldman Sachs Institutional Liquid Assets
Class B Shares or Units of the
Goldman Sachs Prime Obligations Portfolio
Supplement dated August 18, 2009 to the
Prospectus dated April 30, 2009 (the “Prospectus”)

Goldman Sachs Fundamental International Equity Funds
Class B Shares of the
Goldman Sachs Concentrated International Equity Fund
Goldman Sachs Strategic International Equity Fund
Goldman Sachs International Small Cap Fund
Supplement dated August 18, 2009 to the
Prospectus dated February 27, 2009 (the “Prospectus”)

Goldman Sachs Fundamental Emerging Markets Equity Funds
Class B Shares of the
Goldman Sachs Emerging Markets Equity Fund
Goldman Sachs Asia Equity Fund
Supplement dated August 18, 2009 to the
Prospectus dated February 27, 2009 (the “Prospectus”)

Goldman Sachs Structured International Equity Funds
Class B Shares of the
Goldman Sachs Structured International Equity Fund
Supplement dated August 18, 2009 to the
Prospectus dated February 27, 2009 (the “Prospectus”)

Goldman Sachs Structured Domestic Equity Funds
Class B Shares of the
Goldman Sachs Balanced Fund
Goldman Sachs Structured Large Cap Value Fund
Goldman Sachs Structured U.S. Equity Fund
Goldman Sachs Structured Large Cap Growth Fund
Goldman Sachs Structured Small Cap Value Fund
Goldman Sachs Structured Small Cap Equity Fund
Goldman Sachs Structured Small Cap Growth Fund
Supplement dated August 18, 2009 to the
Prospectus dated February 27, 2009 (the “Prospectus”)

Goldman Sachs Multi Sector Fixed Income Funds
Class B Shares of the
Goldman Sachs Core Fixed Income Fund
Goldman Sachs Core Plus Fixed Income Fund
Goldman Sachs Global Income Fund
Supplement dated August 18, 2009 to the
Prospectus dated July 29, 2009 (the “Prospectus”)

Goldman Sachs Municipal Fixed Income Funds
Class B Shares of the
Goldman Sachs Municipal Income Fund
Goldman Sachs High Yield Municipal Fund
Supplement dated August 18, 2009 to the
Prospectus dated July 29, 2009 (the “Prospectus”)

Goldman Sachs Short Duration and Government Fixed Income Funds
Class B Shares of the
Goldman Sachs Enhanced Income Fund
Goldman Sachs Government Income Fund
Supplement dated August 18, 2009 to the
Prospectus dated July 29, 2009 (the “Prospectus”)

Goldman Sachs Single Sector Fixed Income Funds
Class B Shares of the
Goldman Sachs High Yield Fund
Supplement dated August 18, 2009 to the
Prospectus dated July 29, 2009 (the “Prospectus”)

Effective November 2, 2009, Class B shares of each Fund will no longer be available for purchase by new or existing shareholders. Holders of Class B shares of the Funds who invest in the Funds through an automatic investment plan and desire to continue to invest automatically in the Funds’ Class A or Class C shares through that plan will be eligible for a waiver of the minimum initial investment requirement with respect to Class A or Class C shares. Accordingly, the Prospectuses are hereby revised as follows:

The following is inserted as the last paragraph of the section Shareholder Guide — How to Buy Shares — What is My Minimum Investment in the Funds? in each Prospectus:

The minimum initial investment requirement may also be waived for purchases of Class A and Class C shares through automatic investment plan accounts established by holders of Class B shares of the Funds.

This Supplement should be retained with your Prospectus for future reference.

AUTOINVBSTK 08-09
00068643